UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  028-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

 /s/    James Crichton     New York, NY     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $4,192,185 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLISON TRANSMISSION HLDGS I   COM              01973R101   112236  4700000 SH       SOLE                  4700000        0        0
AMAZON COM INC                 COM              023135106    96192   475000 SH       SOLE                   475000        0        0
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108   134532  1850000 SH       SOLE                  1850000        0        0
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A -   G0457F107   251172 13884570 SH       SOLE                 13884570        0        0
AUTOZONE INC                   COM              053332102   118976   320000 SH       SOLE                   320000        0        0
BROWN FORMAN CORP              CL B             115637209    51404   616426 SH       SOLE                   616426        0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209   104784  1600000 SH       SOLE                  1600000        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109   231774  8104000 SH       SOLE                  8104000        0        0
DOLLAR GEN CORP NEW            COM              256677105   188336  4076544 SH       SOLE                  4076544        0        0
DOMINOS PIZZA INC              COM              25754A201   196918  5424747 SH       SOLE                  5424747        0        0
EBAY INC                       COM              278642103    62730  1700000 SH       SOLE                  1700000        0        0
EQUINIX INC                    COM NEW          29444U502    70853   450000 SH       SOLE                   450000        0        0
FAMILY DLR STORES INC          COM              307000109   153844  2431163 SH       SOLE                  2431163        0        0
FEDEX CORP                     COM              31428X106    50578   550000 SH  CALL SOLE                   550000        0        0
FRESH MKT INC                  COM              35804H106    71925  1500000 SH       SOLE                  1500000        0        0
GOOGLE INC                     CL A             38259P508   448868   700000 SH       SOLE                   700000        0        0
GOOGLE INC                     CL A             38259P508   288558   450000 SH  PUT  SOLE                   450000        0        0
MSC INDL DIRECT INC            CL A             553530106    91608  1100000 SH       SOLE                  1100000        0        0
SALLY BEAUTY HLDGS INC         COM              79546E104   275301 11100862 SH       SOLE                 11100862        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704   134712  3600000 SH  CALL SOLE                  3600000        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106   368280 11000000 SH       SOLE                 11000000        0        0
SIRIUS XM RADIO INC            COM              82967N108   129360 56000000 SH       SOLE                 56000000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   105693   651946 SH       SOLE                   651946        0        0
TIFFANY & CO NEW               COM              886547108    89869  1300000 SH       SOLE                  1300000        0        0
WESCO AIRCRAFT HLDGS INC       COM              950814103    59940  3700000 SH       SOLE                  3700000        0        0
WILLIAMS COS INC DEL           COM              969457100   166374  5400000 SH       SOLE                  5400000        0        0
WYNN RESORTS LTD               COM              983134107    24976   200000 SH  PUT  SOLE                   200000        0        0
WYNN RESORTS LTD               COM              983134107   112392   900000 SH       SOLE                   900000        0        0